United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/11

Date of Reporting Period:  Six months ended 08/31/10

Item 1.                      Reports to Stockholders

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2010

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2010	Year Ended February 28 or 29,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$5.47	$3.85	$5.56	$6.16	$5.97	$6.23
Income From Investment Operations:
Net investment income	0.20	0.41	0.44	0.44	0.44[1,2]	0.44
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	0.04	1.60	(1.70)	(0.60)	0.21[2]	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.24	2.01	(1.26)	(0.16)	0.65	0.19
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.45)	(0.44)	(0.46)	(0.46)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	$0.01
Net Asset Value, End of Period	$5.51	$5.47	$3.85	$5.56	$6.16	$5.97
Total Return[4]	4.36%	53.93%	(23.80)%	(2.83)%	11.43%	3.48%
Ratios to Average Net Assets:
Net expenses	0.99%[5]	0.99%	0.99%	0.99%	0.96%	0.97%
Net investment income	6.99%[5]	8.30%	8.92%	7.55%	7.36%[2]	7.45%
Expense waiver/reimbursement[6]	0.29%[5]	0.28%	0.32%	0.24%	0.25%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,634	$196,921	$126,855	$207,270	$275,294	$289,577
Portfolio turnover	20%	37%	20%	30%	42%	28%
1	Per share number has been calculated using the average shares method.
2	Due to a misclassification of amounts previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2007, to allow proper comparison from year to year. Net assets were not affected by this reclassification.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2010	Ending Account Value 8/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,043.60	$5.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04
1	Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At August 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Media Non-Cable	9.2%
Technology	8.3%
Health Care	7.4%
Gaming	6.1%
Consumer Products	5.9%
Industrial	5.8%
Utilities	5.8%
Financial Institutions	4.9%
Food & Beverage	4.9%
Energy	4.8%
Retailers	4.7%
Chemicals	3.7%
Wireless Communications	3.6%
Other[3]	23.0%
Cash Equivalents[4]	0.1%
Other Assets and Liabilities — Net[5]	1.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 83.4%
		Aerospace/Defense – 1.4%
$450,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	443,250
475,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	456,594
275,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	158,125
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	591,531
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	205,000
396,618	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	422,398
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	491,625
		TOTAL	2,768,523
		Automotive – 3.4%
50,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, Series 144A, 9.50%, 8/1/2018	51,500
175,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	194,250
75,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	80,062
50,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	54,500
350,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	359,625
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	262,566
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	531,215
1,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,631,497
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	219,260
1,750,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	529,375
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	78,000
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	78,188
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	210,500
200,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	214,750
125,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	128,125
725,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	746,750
325,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	312,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$950,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	966,625
		TOTAL	6,648,788
		Building Materials – 1.5%
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	248,125
450,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	496,125
925,000		Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	592,000
575,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	596,562
227,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	213,380
375,555		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	397,619
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	388,125
		TOTAL	2,931,936
		Chemicals – 3.4%
975,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,104,188
250,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	261,250
75,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	76,875
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	627,750
350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	345,625
225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	212,906
800,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	795,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	334,344
325,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	353,031
800,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	821,000
225,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	238,500
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	295,625
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	367,500
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	427,006
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	309,617
		TOTAL	6,570,217
		Construction Machinery – 0.5%
200,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	211,500
325,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	333,125
150,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	156,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$200,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	219,000
		TOTAL	920,375
		Consumer Products – 5.2%
875,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	861,875
436,774		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	433,498
350,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	348,687
725,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	734,062
500,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	561,550
200,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	208,000
500,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	531,250
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	921,375
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	185,719
975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	999,375
525,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	526,969
225,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	240,188
315,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	352,800
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	904,500
803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	865,750
200,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	210,750
1,075,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,101,875
		TOTAL	9,988,223
		Energy – 4.2%
725,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	589,062
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	495,000
525,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	534,187
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	845,625
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	480,250
125,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	132,500
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	523,688
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	534,188
299,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	320,678
350,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	352,188
625,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	635,937
350,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	400,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$375,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	397,500
725,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	643,437
350,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	349,125
200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	197,500
625,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	637,500
		TOTAL	8,069,115
		Entertainment – 1.0%
400,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	409,000
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	657,812
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
125,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	129,688
400,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	408,000
350,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	375,375
		TOTAL	1,979,875
		Environmental – 0.2%
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	298,437
		Financial Institutions – 4.6%
300,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	306,750
617,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	635,510
721,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	713,790
575,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	599,437
175,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	179,813
450,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	466,313
1,800,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	1,701,562
475,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	479,156
1,425,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	1,441,031
200,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	202,500
475,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	431,656
375,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	403,125
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,325,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,265,375
		TOTAL	8,826,018
		Food & Beverage – 3.6%
900,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	932,625
525,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.966%, 2/1/2015	483,000
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	412,500
125,000	[1,2]	Cott Beverages, Inc., Company Guarantee, Series 144A, 8.125%, 9/1/2018	128,906
550,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	518,375
350,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	369,250
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	696,094
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	524,375
125,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	128,906
1,055,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	949,500
450,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	458,438
350,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	353,500
575,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	562,062
250,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	280,313
100,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	106,000
		TOTAL	6,903,844
		Gaming – 5.2%
500,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	490,000
650,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	692,250
250,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	249,063
600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	605,250
850,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	913,750
925,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
950,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	774,250
217,943	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	66,473
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	830,250
2,525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,994,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$75,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	82,125
150,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	168,375
400,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	422,000
375,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	390,937
175,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	183,750
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	490,000
700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	657,650
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	404,437
225,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, Series 144A, 7.75%, 8/15/2020	228,375
315,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	340,200
		TOTAL	9,983,885
		Health Care – 7.3%
525,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	526,312
500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	507,500
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	320,125
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	495,187
1,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,823,250
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	823,594
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	686,844
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,584,240
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	967,500
375,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	411,563
600,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	604,500
975,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	971,344
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	671,625
125,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	125,625
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	850,781
650,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	656,500
1,346,718		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,400,587
425,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	419,156
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	287,133
		TOTAL	14,133,366
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Industrial - Other – 5.2%
$700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	707,000
525,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	551,250
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	233,156
250,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	248,438
600,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	417,000
350,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	371,875
400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	433,500
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	404,000
425,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	439,344
200,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 4.412%, 12/15/2013	183,000
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	436,156
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	151,875
450,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	460,125
525,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	527,625
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	965,000
425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	391,531
100,000	[1,2]	Mueller Water Products, Inc., Sr. Note, Series 144A, 8.75%, 9/1/2020	101,000
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	275,438
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	574,750
300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	303,750
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	622,437
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	653,250
375,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	396,094
125,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	128,750
		TOTAL	9,976,344
		Lodging – 0.4%
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	404,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	433,500
		TOTAL	837,500
		Media - Cable – 1.3%
125,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	130,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$425,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	505,750
75,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	79,312
275,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	290,125
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	836,000
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	675,000
		TOTAL	2,516,187
		Media - Non-Cable – 8.0%
1,095,251	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	410,719
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	301,000
375,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	395,156
100,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	104,250
100,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	100,500
700,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	718,375
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	8,813
950,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,027,187
2,325,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	2,423,812
325,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	375,375
75,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	84,375
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	696,500
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	422,875
700,000	[1,2]	MDC Corporation, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	756,000
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	956,813
281,294	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	260,197
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	221,625
375,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	382,969
275,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	273,969
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	366,031
650,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	732,063
300,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	307,500
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	307,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$600,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	625,500
525,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	543,375
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,222,000
803,122	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	726,825
100,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	108,875
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	625,625
75,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	82,125
		TOTAL	15,567,929
		Metals & Mining – 0.0%
600,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	2,700
500,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,440
		TOTAL	4,140
		Packaging – 2.0%
200,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, Series 144A, 9.50%, 5/15/2018	185,000
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,005,375
75,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	79,875
900,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	965,250
475,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	471,438
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	105,500
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	458,375
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	683,437
		TOTAL	3,954,250
		Paper – 1.0%
300,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	317,250
175,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	180,688
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	169,500
50,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	53,500
477,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	487,732
225,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	183,938
300,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	330,750
100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	113,053
		TOTAL	1,836,411
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Restaurants – 0.7%
$925,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	938,875
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	504,562
		TOTAL	1,443,437
		Retailers – 3.7%
400,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	463,000
175,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	182,000
900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	865,125
225,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	255,375
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	100,250
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	96,000
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	148,125
350,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	316,750
450,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	454,500
525,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	496,125
825,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	899,250
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,409,375
850,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	962,625
500,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	480,000
		TOTAL	7,128,500
		Services – 2.5%
300,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	312,000
550,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	512,188
525,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	544,687
24,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	24,900
875,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	660,625
350,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	382,375
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,318,750
1,100,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,127,500
		TOTAL	4,883,025
		Technology – 7.4%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,026,625
200,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	199,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	205,500
600,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	618,750
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,135,469
100,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	104,750
75,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	79,125
525,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	401,625
304,935		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	284,352
200,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	186,500
775,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	780,812
775,000	[1,2]	GXS Worldwide, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	747,875
375,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	390,938
375,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	391,875
500,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	518,750
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	922,687
582,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	613,283
525,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	551,250
825,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	841,500
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	746,250
850,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	872,312
1,000,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,055,000
775,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	879,625
300,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	330,000
475,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	518,938
		TOTAL	14,402,791
		Transportation – 0.9%
100,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	105,000
50,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	52,688
550,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	567,875
225,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	240,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	321,750
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	314,031
100,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	107,250
		TOTAL	1,709,344
		Utility - Electric – 2.0%
575,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	373,750
750,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	555,938
266,539	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	253,875
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	530,250
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	656,500
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	648,193
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	546,125
625,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	401,563
		TOTAL	3,966,194
		Utility - Natural Gas – 3.2%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	825,000
450,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	466,875
600,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	582,000
200,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	214,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,060,500
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	354,375
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	618,125
675,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	713,812
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	579,600
250,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	272,500
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	582,188
		TOTAL	6,268,975
		Wireless Communications – 3.6%
350,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	354,375
701,734	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	712,260
75,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	80,813
350,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	401,625
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$400,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	417,500
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,280,125
50,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	52,250
300,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	298,500
900,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	902,250
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,157,625
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	466,875
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	844,875
		TOTAL	6,969,073
		Wireline Communications – 0.0%
75,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	78,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $161,566,349)	161,565,077
		COMMON STOCKS – 10.9%
		Chemicals – 0.3%
29,800		Koppers Holdings, Inc.	596,000
		Consumer Products – 0.8%
106,390	[3]	Prestige Brands Holdings, Inc.	787,286
52,565	[3]	School Specialty, Inc.	684,922
		TOTAL	1,472,208
		Energy – 0.4%
111,425	[3]	CVR Energy, Inc.	793,346
		Food & Beverage – 1.1%
123,650	[3]	Cott Corp.	853,185
73,375		Del Monte Foods Co.	956,810
182,200	[3]	Reddy Ice Group, Inc.	384,442
		TOTAL	2,194,437
		Gaming – 0.9%
28,115		Ameristar Casinos, Inc.	461,367
102,925	[3]	Global Cash Access LLC	372,589
145,020	[3]	Great Canadian Gaming Corp.	960,136
		TOTAL	1,794,092
		Industrial - Other – 0.6%
35,500	[3]	General Cable Corp.	789,875
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
7,600		SPX Corp.	426,056
		TOTAL	1,215,931
		Media - Non-Cable – 1.1%
10,236	[3]	Dex One Corp.	87,211
124,800	[3]	Interpublic Group Cos., Inc.	1,064,544
89,464		MDC Partners, Inc.	1,044,939
		TOTAL	2,196,694
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	3,050
		Multiline Retail – 0.2%
19,875		Macy's, Inc.	386,370
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.9%
67,477	[3]	Graham Packaging Co.	754,393
35,825	[3]	Owens-Illinois, Inc.	897,774
		TOTAL	1,652,167
		Paper – 1.8%
123,800		Cascades, Inc.	732,572
13,278	[3]	Clearwater Paper Corp.	902,373
302,290	[3]	Graphic Packaging Holding Co.	921,985
18,235		Rock-Tenn Co.	878,562
		TOTAL	3,435,492
		Retailers – 0.8%
35,700		Penney (J.C.) Co., Inc.	714,000
69,449	[3]	Susser Holdings Corp.	806,303
		TOTAL	1,520,303
		Services – 0.5%
107,550	[3]	Willbros. Group, Inc.	842,117
		Technology – 0.9%
162,780	[3]	Smart Modular Technologies (WWH), Inc.	763,438
60,404	[3]	Viasystems Group, Inc.	861,965
		TOTAL	1,625,403
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Transportation – 0.2%
49,675	[3]	Hertz Global Holdings, Inc.	422,734
		Utility - Electric – 0.4%
41,385	[3]	NRG Energy, Inc.	840,943
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,571,011)	20,991,287
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,880)	588,179
		EXCHANGE-TRADED FUND – 0.7%
		Financial Services – 0.7%
25,975		iShares MSCI EAFE Index Fund (IDENTIFIED COST $1,649,826)	1,297,451
		MUTUAL FUNDS – 2.9%;6
66,906		Federated InterContinental Fund, Institutional Shares	2,713,023
236,819		Federated Max-Cap Index Fund, Institutional Shares	2,695,000
261,008	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	261,008
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $9,254,767)	5,669,031
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $199,259,833)[8]	190,111,025
		OTHER ASSETS AND LIABILITIES - NET — 1.8%[9]	3,522,482
		TOTAL NET ASSETS — 100%	$193,633,507
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $49,172,271, which represented 25.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2010, these liquid restricted securities amounted to $46,098,460, which represented 23.8% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
Semi-Annual Shareholder Report

7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $199,058,804.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$161,565,077	$0	$161,565,077
Equity Securities:
Common Stock
Domestic	18,129,977	—	0	18,129,977
International	2,858,260	—	3,050	2,861,310
Preferred Stock
Domestic	—	588,179	—	588,179
Exchange-Traded Fund	1,297,451	—	—	1,297,451
Mutual Funds	5,669,031	—	—	5,669,031
TOTAL SECURITIES	$27,954,719	$162,153,256	$3,050	$190,111,025
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity — International Securities
Balance as of March 1, 2010	$0	$3,091
Change in unrealized appreciation/depreciation	1,120,919	(41)
Transfer in and/or out of Level 3	4,644[1]	—
Realized loss	(1,125,563)	—
Balance as of August 31, 2010	$0	$3,050
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to investments still held at August 31, 2010.	$(4,644)	$(41)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $5,669,031 of investments in affiliated issuers (Note 5) (identified cost $199,259,833)		$190,111,025
Income receivable		3,775,551
Receivable for investments sold		400,333
Receivable for shares sold		217,427
TOTAL ASSETS		194,504,336
Liabilities:
Payable for investments purchased	$204,740
Payable for shares redeemed	377,971
Bank overdraft	45,566
Income distribution payable	184,641
Payable for Directors'/Trustees' fees	228
Payable for shareholder services fee (Note 5)	37,324
Accrued expenses	20,359
TOTAL LIABILITIES		870,829
Net assets for 35,136,100 shares outstanding		$193,633,507
Net Assets Consist of:
Paid-in capital		$383,340,556
Net unrealized depreciation of investments		(9,148,808)
Accumulated net realized loss on investments, options, foreign currency transactions and swap contracts		(180,949,974)
Undistributed net investment income		391,733
TOTAL NET ASSETS		$193,633,507
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($193,633,507 ÷ 35,136,100 shares outstanding), no par value, unlimited shares authorized		$5.51
Redemption proceeds per share (98.00/100 of $5.51)		$5.40

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2010 (unaudited)

Investment Income:
Dividends (including $33,604 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $2,999)			$164,197
Interest			7,862,023
TOTAL INCOME			8,026,220
Expenses:
Investment adviser fee (Note 5)		$754,332
Administrative personnel and services fee (Note 5)		78,633
Custodian fees		8,201
Transfer and dividend disbursing agent fees and expenses		94,473
Directors'/Trustees' fees		5,424
Auditing fees		13,929
Legal fees		4,039
Portfolio accounting fees		45,798
Shareholder services fee (Note 5)		237,407
Account administration fee		7,896
Share registration costs		16,744
Printing and postage		18,141
Insurance premiums		2,292
Miscellaneous		4,533
TOTAL EXPENSES		1,291,842
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(289,106)
Waiver of administrative personnel and services fee	(2,093)
TOTAL WAIVERS AND REIMBURSEMENT		(291,199)
Net expenses			1,000,643
Net investment income			7,025,577
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $108,339 on sales of investments in affiliated issuers (Note 5))			(1,220,880)
Net change in unrealized depreciation of investments			2,752,482
Net realized and unrealized gain on investments and foreign currency transactions			1,531,602
Change in net assets resulting from operations			$8,557,179

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2010	Year Ended 2/28/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,025,577	$14,484,068
Net realized loss on investments and foreign currency transactions	(1,220,880)	(18,851,164)
Net change in unrealized appreciation/depreciation of investments	2,752,482	75,354,967
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,557,179	70,987,871
Distributions to Shareholders:
Distributions from net investment income	(7,080,027)	(13,976,738)
Share Transactions:
Proceeds from sale of shares	16,851,890	49,227,119
Net asset value of shares issued to shareholders in payment of distributions declared	5,952,888	11,860,248
Cost of shares redeemed	(27,595,628)	(48,090,242)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,790,850)	12,997,125
Redemption fees	25,742	58,701
Change in net assets	(3,287,956)	70,066,959
Net Assets:
Beginning of period	196,921,463	126,854,504
End of period (including undistributed net investment income of $391,733 and $446,183, respectively)	$193,633,507	$196,921,463

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2010 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e., the obligations are subject to the risk of default). The Fund offers one class of shares: Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At August 31, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-4/11/2007	$963,686	$1,104,188
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903	$0
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	4/20/2009-5/1/2009	$253,000	$354,375
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007-5/2/2008	$688,876	$712,260
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$75,000	$80,813
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009-1/5/2010	$336,503	$401,625
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$394,500	$417,500
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$3,050

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2010	Year Ended 2/28/2010
Shares sold	3,021,637	10,224,489
Shares issued to shareholders in payment of distributions declared	1,070,123	2,416,095
Shares redeemed	(4,974,455)	(9,593,589)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(882,695)	3,046,995

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2010, the redemption fees for the Fund's Institutional Service Shares amounted to $25,742. For the year ended February 28, 2010, the redemption fees for the Fund's Institutional Service Shares amounted to $58,701.

Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At August 31, 2010, the cost of investments for federal tax purposes was $199,058,804. The net unrealized depreciation of investments for federal tax purposes was $8,947,779. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,110,677 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,058,456.

At February 28, 2010, the Fund had a capital loss carryforward of $163,495,659 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$94,995,842
2012	$36,932,748
2014	$4,449,545
2015	$3,020,106
2016	$4,060,589
2017	$7,603,250
2018	$12,433,579

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2010, the Adviser voluntarily waived $271,256 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,093 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended August 31, 2010, FSSC received $16,985 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.99% (the “Fee Limit”), through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended August 31, 2010, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $412,752.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2010, the Adviser reimbursed $17,850. Transactions with affiliated companies during the six months ended August 31, 2010, were as follows:

Affiliates	Balance of Shares Held 2/28/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2010	Value	Dividend Income
Federated Inter- Continental Fund, Institutional Shares	64,572	2,334	—	66,906	$2,713,023	$ —
Federated Prime Value Obligations Fund, Institutional Shares	1,378,025	21,120,396	22,237,413	261,008	261,008	937
Federated Max-Cap Index Fund, Institutional Shares	438,493	2,684	204,358	236,819	2,695,000	32,667
TOTAL OF AFFILIATED TRANSACTIONS	1,881,090	21,125,414	22,441,771	564,733	$5,669,031	$33,604

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2010, were as follows:

Purchases	$39,186,105
Sales	$44,856,823

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2010, there were no outstanding loans. During the six months ended August 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2010, there were no outstanding loans. During the six months ended August 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated High Yield Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010